Share-Based Payments - Schedule of Outstanding Warrants (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Warrants [Line Items]
Warrants created	4,060,000	2,060,000
Warrants available for grant	(669,549)	(208,250)
Warrants granted	3,389,750	1,851,750
Warrants terminated or lapsed	(404,983)	(213,977)
Warrants exercised
Total outstanding at December 31	2,985,468	1,637,773